Liability for Unpaid Losses and Loss Adjustment Expenses - Schedule of Supplementary Information About Average Historical Claims (Details) - Homeowners Insurance	Dec. 31, 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	55.00%
Year 2	35.00%
Year 3	5.00%
Year 4	4.00%
Year 5	1.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%